UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21590

AIG Strategic Hedge Fund of Funds
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10122
(Address of principal executive office) (Zip code)

Robert Discolo
AIG Strategic Hedge Fund of Funds
277 Park Avenue
New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 857-8667

Date of fiscal year end: March 31, 2008

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report of Shareholders is attached herewith.

AIG STRATEGIC HEDGE FUND OF FUNDS

Financial Statements

For the Year Ended
March 31, 2008

AIG STRATEGIC HEDGE FUND OF FUNDS

Financial Statements

For the Year Ended
March 31, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
AIG Strategic Hedge Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIG Strategic Hedge Fund of Funds (the “Fund”) at March 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2008 by correspondence with the portfolio funds, provide a reasonable basis for our opinion.

May 30, 2008

AIG STRATEGIC HEDGE FUND OF FUNDS

Schedule of Investments
March 31, 2008

			Percentage of
		Fair	Fund’s Net
Portfolio Fundˆ	Cost	Value	Assets	Liquidity

Equity Long/Short
Cantillon World, Ltd. (Class A, Series A1)	$1,568,181	$1,920,256	2.38%	Monthly
Glenview Capital Partners (Cayman), Ltd.	2,440,442	4,076,752	5.04%	Quarterly
Hunter Global Investors Offshore Fund, Ltd. (Class A, Series 1)	3,000,000	4,540,899	5.62%	Quarterly
Meditor Cobra Fund, Ltd. (Class B)	1,400,556	1,464,842	1.81%	Monthly*
SLS Offshore Fund, Ltd. (Tranche A)	2,250,000	2,857,028	3.53%	Quarterly
TCS Capital International, Ltd.	2,000,000	2,683,137	3.32%	Quarterly
The Mako Europe Fund, Ltd.	834,257	855,329	1.06%	Monthly
The Tantallon (Non-U.S. Feeder) Fund (Series A)	2,474,415	2,391,590	2.96%	Monthly*
Wellington North River (Class A, Series 1)	2,500,000	2,681,957	3.32%	Quarterly

	18,467,851	23,471,790	29.04%

Event Driven
Avenue International, Ltd. (Class A, Series A0797)	2,500,000	3,284,772	4.06%	Quarterly
Bennelong Asia Pacific Multi Strategy Equity Fund (Class D)	1,000,000	1,242,208	1.54%	Monthly
Castlerigg International, Ltd. (Class A, Series 1)	2,869,288	4,262,747	5.27%	Quarterly
Oz Asia Overseas Fund, Ltd.	1,000,000	1,228,579	1.52%	Annually
Oz Europe Overseas Fund II, Ltd.	3,500,000	4,767,469	5.90%	Quarterly**
The Canyon Value Realization Fund (Cayman), Ltd. (Class A)	2,500,000	3,364,834	4.16%	Quarterly
York Investment, Ltd. (Class A, Series 1)	3,009,556	4,649,134	5.75%	Quarterly

	16,378,844	22,799,743	28.20%

Global Macro
Blenheim Commodity Fund, Ltd. (Class B, Series 2)	1,000,000	1,041,576	1.29%	Monthly
Brevan Howard Fund, Ltd. (Class B)	2,000,000	2,838,257	3.51%	Monthly
Episode Inc. (Class A)	500,000	557,039	0.69%	Monthly
Episode Inc. (Class E)	1,500,000	1,415,432	1.75%	Quarterly**
Grinham Diversified Fund, Ltd.	1,300,000	1,484,766	1.84%	Monthly
The Dorset Energy Fund, Ltd. (Series A)	1,250,000	1,829,718	2.26%	Monthly
Winton Futures Fund, Ltd. (Class B, Lead Series)	1,126,978	1,652,150	2.04%	Monthly
Winton Futures Fund, Ltd. (Class B, Series 1207)	500,000	558,141	0.69%	Monthly*

	9,176,978	11,377,079	14.07%

Relative Value
FrontPoint Offshore Utility and Energy Fund, L.P.	1,750,000	2,092,511	2.59%	Quarterly
HBK Offshore Fund, Ltd. (Class C)	3,000,000	3,565,355	4.41%	Quarterly
Ionic Capital International, Ltd. (Class B, Series 3)	1,500,000	1,520,474	1.88%	Quarterly*
Ionic Capital International, Ltd. (Class B, Series 4)	1,000,000	1,002,032	1.24%	Quarterly*
Menta Global Offshore, Ltd. (Series 52, Sub-Series 2007-07 NR)	1,000,000	901,961	1.12%	Monthly**
MKP Offshore Partners, Ltd.	504,613	682,913	0.84%	Quarterly
MKP Opportunity Offshore, Ltd.	488,533	771,435	0.95%	Monthly
Polygon Global Opportunities Fund (Class C)	3,000,000	4,478,437	5.54%	Quarterly
SuttonBrook Offshore Partners, Ltd. (Class C, Series 1)	2,000,000	2,663,341	3.30%	Quarterly
SuttonBrook Offshore Partners, Ltd. (Class C, Series 31)	1,000,000	893,733	1.11%	Quarterly*

	15,243,146	18,572,192	22.98%

Investment Company
Dreyfus Cash Management Fund	4,431,273	4,431,273	5.48%

Total	$63,698,092	$80,652,077	99.77%

Assets In Excess Of Other Liabilities		181,934	0.23%

Net Assets		$80,834,011	100.00%

ˆ	All of the Portfolio Fund investments are reported at fair value and are considered to be illiquid. Investments can only be redeemed according to the liquidity provision shown above. Additionally, investments may contain lock-up provision periods of up to 4 years. See note 3 in the notes to financial statements.

*	Initial lock-up is applicable.

**	Early redemption penalty.

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Investment Objective as a Percentage of
Investments

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Assets and Liabilities
March 31, 2008

ASSETS
Investments in Portfolio Funds, at fair value (cost $63,698,092)	$80,652,077
Dividend receivable	129,467
Receivable for investments sold	1,374,415
Other assets	91,725

Total Assets	82,247,684

LIABILITIES
Payables:
Securities purchased	974,415
Due to Investment Manager	161,068
Legal Fees	142,208
Professional fees	83,955
Administration fee	26,867
Custodian fees	12,664
Other	12,496

Total Liabilities	1,413,673

Net Assets	$80,834,011

COMPOSITION OF NET ASSETS
Represented by:
Paid-in-Capital	$84,827,431
Accumulated overdistributed net investment loss	(19,760,870)
Net realized gain on investments	(1,186,535)
Net unrealized appreciation on investments	16,953,985

Net Assets at end of period	$80,834,011

Net Asset Value per Share (unlimited number of shares authorized — based on 8,122,167 shares outstanding)	$9.95

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME
Dividend income	$354,856

Total Investment Income	354,856

EXPENSES
Investment Management fee	826,714
Legal Fees	349,566
Administration fee	248,014
Incentive fees	183,373
Trustees’ fees	72,000
Professional fees	77,908
Custody fees	6,000
Miscellaneous fees	17,517

Total Expenses	1,781,092
Investment Management fee waiver	(149,253)

Net Expenses	1,631,839
Net Investment Loss	(1,276,983)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	2,204,978
Change in net unrealized appreciation from investments	170,444

Net Realized and Unrealized Gain from Investments	2,375,422

NET INCREASE IN NET ASSETS DERIVED FROM OPERATIONS	$1,098,439

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	March 31, 2008	March 31, 2007

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,276,983)	$(1,429,886)
Net realized gain from investments	2,204,978	1,127,005
Change in unrealized appreciation from investments	170,444	7,523,689

Net Increase in Net Assets Derived from Operations	1,098,439	7,220,808

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,395,455)	(4,844,236)

Change in net assets from distributions to shareholders	(10,395,455)	(4,844,236)
SHAREHOLDERS’ TRANSACTIONS
Proceeds from Shares issued (0 and 596,434 shares issued, respectively)	—	6,500,000
Proceeds from Shares reinvested (1,007,779 and 449,314 shares issued, respectively)	10,395,455	4,844,236

Net Increase in Net Assets Derived from Share Transactions	10,395,455	11,344,236

Total Net Increase in Net Assets	1,098,439	13,720,808
NET ASSETS AT BEGINNING OF PERIOD	79,735,572	66,014,764

NET ASSETS AT END OF PERIOD	$80,834,011	$79,735,572

ACCUMULATED OVERDISTRIBUTED NET INVESTMENT LOSS	$(19,760,870)	$(10,700,280)

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Cash Flows
For the Year Ended March 31, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations	$1,098,439
Adjustments to reconcile net increase in Net Assets derived from operations to net cash used in operating activities:
Purchases of investments	(12,274,415)
Proceeds from dispositions of investments	12,759,228
Sales of short term investments, net	1,435,979
Net realized gain from investments	(2,204,978)
Change in net unrealized appreciation from investments	(170,444)
Change in assets and liabilities:
(Increase) Decrease in assets:
Dividend receivable	(104,229)
Receivable for Investments sold	(1,374,415)
Other assets	(91,725)
Increase (Decrease) in payables:
Securities purchased	974,415
Due to Investment Manager	106,617
Professional fees	(49,175)
Administration fees	(11,569)
Custodian fees	12,664
Legal fees	142,208
Incentive fees	(159,587)
Insurance fees	(63,612)
Other	(25,401)

Net cash used in operating activities	—

Cash and cash equivalents — beginning of period	—

Cash and cash equivalents — end of period	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of distributions to shareholders of $10,395,455.

For purposes of reporting the statement of cash flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements

March 31, 2008

1.	Organization

AIG Strategic Hedge Fund of Funds (the “Fund”) was organized as a Delaware statutory trust on April 26, 2004 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on August 1, 2004. The Fund’s shares are not registered under the Securities Act of 1933, as amended, and are subject to substantial limits on transferability and resale. The Fund is an “interval fund” that offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), on a quarterly basis. The Fund commenced repurchases in September 2005.

The Fund’s investment objective is to seek long-term risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing primarily in investment funds (“Portfolio Funds”) managed by a select group of investment managers (“Portfolio Managers”) that utilize a broad range of alternative investment strategies (such as global macro strategies, event driven strategies, long/short equity strategies, and relative value strategies). The Fund is a “fund of funds” that provides a means for investors in the Fund (each a “Shareholder” and, collectively, the “Shareholders”) to participate in investments in private hedge funds by providing a single portfolio comprised of Portfolio Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting polices followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

a.  Valuation of the Fund and its Investments

The Fund computes its NAV as of the last business day of each applicable fiscal period (which may be a week-, month-, quarter- or year-end). In determining its NAV, the Fund will value its investments as of the end of each such period. The NAV per share is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including investment management and administrative fees, cost of any borrowings and other expenses are accrued on a monthly basis and taken into account for the purpose of determining NAV.

The Board of Trustees (the “Board”) has approved fair valuation policies and procedures pursuant to which the Fund values its investments in Portfolio Funds, which are generally illiquid investments, at their fair value. In accordance with these Board approved fair valuation policies and procedures, fair values for such investments are determined as of the end of any day on which the Fund’s NAV is calculated. The fair value of the Fund’s interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive with respect to a Portfolio Fund if the Fund’s interest in such Portfolio Fund were to be sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operative documents and offering memoranda, as appropriate, for each Portfolio Fund. However, because of the inherent uncertainty of Portfolio Fund valuations, the values determined in accordance with the Fund’s fair value procedures may differ significantly from the values that would have been used had a ready market for the investments existed. It is important to note that such difference could be material. Distributions received or withdrawals from Portfolio Funds, whether in the form of cash or securities, are first applied as a reduction of the Fund’s investment cost.

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

Investments in Portfolio Funds with a value of $76,220,804, which is approximately 94.29% of the Fund’s net assets at March 31, 2008, have been fair valued and are illiquid and restricted to resale or transfer.

b.  Income Recognition and Expenses

Dividend income is recorded on the accrual basis. Changes in the value of Portfolio Investments are recorded as changes in unrealized appreciation/depreciation. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; management fees, administration fees, legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; due diligence of Portfolio Funds and their managers, including travel and related expenses; expenses of meetings of the Fund’s Board of Trustees (the “Board”) and its shareholders; all costs with respect to communications to shareholders; and other types of expenses approved by the Board.

c.  Income Taxes

The Fund has qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). The Fund generally invests its assets in foreign corporations that would be classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the Interpretation did not have an impact to the Fund’s financial statements.

d.  Dividends and Distribution

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., reclassification of market discounts, and certain distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

All of the distributions to shareholders during the period were from net investment income and were ordinary income for tax purposes.

Pursuant to the automatic dividend reinvestment plan (“DRIP”), shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash.

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

e.  Recent Accounting Pronouncements:

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.	Related Party Transactions

Pursuant to an Investment Management Agreement (“Management Agreement”) between the Fund and AIG Global Investment Corp. (the “Manager”), an indirect wholly-owned subsidiary of American International Group, Inc., the Manager is responsible for developing, implementing and supervising the Fund’s investment program. As compensation for services provided by the Manager, the Fund pays the Manager a fee (“Management Fee”), accrued monthly and payable quarterly in arrears, at an annual rate of 1.00% of the Fund’s month end net assets prior to giving effect to accrual of fees or any purchases of shares.

The Manager is also entitled to receive an annual Incentive Fee, accrued monthly and payable quarterly in arrears, of 5% of the net capital appreciation of the Fund (the “Incentive Fee”) in excess of any prior “high water mark” (described below) to the extent that the Incentive Fee does not reduce net capital appreciation below an annual, non-cumulative preferred return equal to the annualized one-year U.S. Treasury Bill rate (“Minimum Return”). For this purpose, the Minimum Rate will be the sum of all of the daily one-year U.S. Treasury bill rates calculated during a particular month, divided by the number of days in that month on which the one-year U.S. Treasury bill rate was reported.

Net capital appreciation is the excess of the fair market value of the Fund’s net assets at the end of a quarter over the fair market value of the Fund’s net assets at the beginning of the quarter, adjusted for the current quarter’s purchases of Shares and distributions and any repurchases of Shares. Reference to a “high water mark” means that no Incentive Fee will be accrued or paid to the Manager unless and until the fair market value of the Fund’s net assets exceeds the highest previous value (adjusted for subsequent Share purchases, distributions and any repurchases of Shares) as of any prior quarter, and any Incentive Fee will be calculated only on the the amount of any such excess. Therefore, if the fair market value of the Fund’s net assets (as so adjusted) at the end of the quarter does not exceed the prior “high water mark,” no Incentive Fee will be paid to the Manager, and if such fair market value of the Fund’s net assets at the end of a quarter does exceed any prior “high water mark,” the Incentive Fee will be 5% of the amount by which such fair market value exceeds such prior “high water mark” so long as the Incentive Fee does not reduce net capital appreciation below the Minimum Return. For purposes of determining the Incentive Fee, the Fund’s net assets shall include portfolio assets and accrued income and shall be decreased by liabilities and accrued expenses (excluding any accrual for the Incentive Fee).

The Fund will accrue monthly a liability for the Incentive Fee equal to 5% of the month’s net capital appreciation in excess of the “high water mark,” to the extent that such accrual does not reduce net capital appreciation below the Minimum Return on an annualized basis. For accrual purposes, the month’s net capital appreciation is the excess of the fair market value of the Fund’s net assets at the end of the month over the fair market value of the Fund’s net assets at the beginning of the month (or the fair market value of the Fund’s net assets at inception for the first month) adjusted for the current month’s Share purchases, distributions and any repurchases of Shares. This liability will be reduced (but not below zero) on any accrual period by 5% of the net capital

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

depreciation of the Fund. Net capital depreciation is the excess of the fair market value of the Fund’s net assets at the beginning of the month (or the fair market value of the Fund’s net assets at inception for the first month), adjusted for the current month’s Share purchases, distributions and any repurchases of Shares, over the fair market value of the Fund’s net assets at the end of the month. For purposes of determining the Incentive Fee accrual, the Fund’s net assets shall include portfolio assets and accrued income, and be decreased by liabilities and accrued expenses (excluding any accrual for the Incentive Fee). This accrual will reduce or increase the net asset value of Shares and affect the purchase price paid by Shareholders who purchase Shares during the fiscal year and the repurchase price received by the Shareholders who submit their shares pursuant to repurchase offers conducted by the Fund during the fiscal year.

The Fund reserves the right to borrow money, consistent with the requirements of the 1940 Act, to pay the Incentive Fee.

Pursuant to the terms of an Administrative Services Agreement (“Administration Agreement”), the Manager also provides various administration, fund accounting, investor accounting, taxation, and transfer agent services to the Fund. In consideration of these services, the Fund pays the Manager a fee, payable monthly, at an annual rate of 0.30% of the Fund’s net assets and reimburses the Manager for certain out-of-pocket expenses. Pursuant to the Administration Agreement, the Manager may appoint sub-administrators to provide these services to the Fund. Pursuant to a separate Transfer Agency and Sub-Administration Agreement, the Manager has contracted with Citi Fund Services Ohio, Inc. (“Citi”), formerly known as BISYS Fund Services Ohio, Inc., to provide sub-administration, accounting and investor services to the Fund. Citi is paid by the Fund directly out of the annual rate of 0.30% of the Fund’s net assets payable to the Manager.

Pursuant to an expense limitation agreement, the Manager has agreed to waive investment management and administration fees and/or reimburse the Fund’s other expenses (excluding all interest, taxes, brokerage commissions, extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business, and any performance fee or incentive fee or compensation paid by the Fund pursuant to the Management Agreement) to the extent necessary for the Fund’s annualized expenses to not exceed 1.75% for the year ended on March 31, 2008. Pursuant to the expense limitation agreement, the Manager is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that the expense limitation agreement remains in place and such reimbursement of the Manager by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund at that time. The Manager waived $149,253 in investment management fees during the year ended March 31, 2008, and is eligible to recoup fees of $508,386 for 2007 and $339,714 for 2006.

AIG Equity Sales Corp., an affiliate of the Manager, serves as the Placement Agent for the Fund and assists in the placing of the shares of the Fund with potential investors in the Fund. The Manager or its affiliates pays all of the expenses incurred in the Fund’s initial and ongoing placements of shares and, consequently, the Fund does not pay any fees to AIG Equity Sales Corp.

4.	Custodian Fees

The Bank of New York Mellon Corp., N.A. serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board.

5.	Securities Transactions

Aggregate purchases and sales of Portfolio Funds (excluding short-term Portfolio Funds) for the year ended March 31, 2008 amounted to $12,274,415 and $12,759,228 respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds.

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

At March 31, 2008, the estimated cost of investments for federal income tax purposes was $83,784,084. Accordingly, unrealized appreciation and depreciation on investments was $20,195,817, and $135,410, respectively.

6.	Investments

As of March 31, 2008, the Fund had investments in 35 Portfolio Funds, none of which were related parties.

The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 3% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned.

In general, most of the Portfolio Funds in which the Fund invests provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Portfolio Funds that do provide for periodic redemptions may, depending on the Portfolio Fund’s governing documents, have the ability to deny or delay a redemption request.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund’s risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. The Portfolio Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risks by investing in Portfolio Funds managed by different third-party managers, the Portfolio Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Portfolio Funds’ net asset value. The Fund invests in a limited number of Portfolio Funds. There is always some possibility that the Financial Instruments in which the Portfolio Fund invests cannot be liquidated in time to meet redemption or margin calls without affecting the remaining investors. Liquidity risk may occur when Portfolio Managers mismatch assets and liabilities. Such concentration may result in additional risk.

The Fund’s investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

8.	Concentrations and Indemnifications

The Fund enters into contracts that contain a variety of indemnifications, in accordance with applicable law. The Fund’s maximum exposure under these agreements is unknown. However, the Fund expects the risk of loss to be remote.

As of March 31, 2008, there was one shareholder that was holding 76.26% of the net assets of the fund.

9.	Federal Tax Information

All of the distributions to shareholders during the period were ordinary income for tax purposes.

As of October 31, 2007, the Fund had distributable earnings of $9,975,325 from undistributed ordinary income.

AIG STRATEGIC HEDGE FUND OF FUNDS

Notes to Financial Statements — (Continued)

As of October 31, 2007, for Federal income tax purposes, the Fund had capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations of $239,468, which expire in 2013, $826,534, which expire in 2014 and $38,801, which expire in 2015.

10.	Financial Highlights

The following represents the per share operating performance of the Fund, for the period indicated:

				For the
	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2008	March 31, 2007	March 31, 2006	March 31, 2005*

Net Asset Value, beginning of period	$11.21	$10.88	$10.79	$10.00
Net investment loss, net of waivers and reimbursements(a)	(0.17)	(0.21)	(0.20)	(0.14)
Realized & unrealized gains on investments	0.36	1.27	0.77	1.11
Distributions to shareholders from net investment income	(1.45)	(0.73)	(0.48)	(0.18)

Net Asset Value, end of period	$9.95	$11.21	$10.88	$10.79

Total return before incentive fee***	1.60%	9.98%	5.42%	10.00%
Incentive Fee	(0.22)%	(0.51)%	(0.31)%	(0.29)%

Total return after incentive fee***	1.38%	9.47%	5.11%	9.71%
Ratios to average net assets:
Expenses, before waivers and reimbursements(b)****	2.16%	2.95%	3.13%	3.35	%**
Expenses, net of waivers and reimbursement****	1.97%	2.26%	1.95%	1.98	%**
Incentive Fee	(0.22)%	(0.51)%	(0.31)%	(0.29)%

Expenses, net of waivers, reimbursements, and incentive fee****	1.75%	1.75%	1.64%	1.69%
Net investment loss, before waivers and reimbursements	(1.73)%	(2.63)%	(3.03)%	(3.46	)%**
Net investment loss, net of waivers and reimbursements	(1.55)%	(1.94)%	(1.85)%	(2.09	)%**
Portfolio turnover rate	16.44%	15.83%	20.65%	0.00	%**

(a)	The Investment Manager waived and/or reimbursed fees and expenses.

(b)	Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Portfolio Funds.

*	The fund commenced operations on August 1, 2004.

**	Annualized.

***	Total return assumes a purchase of a share in the Fund at the beginning of the period and a sale of a share on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when purchasing a share of the Fund. Total returns for a period of less than a full year are not annualized.

****	The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

AIG STRATEGIC HEDGE FUND OF FUNDS

SUPPLEMENTAL INFORMATION
March 31, 2008
(Unaudited)

Basis for Board’s Approval of Management Agreement

The Board of Trustees (“Board” or “Trustees”), and by a separate vote, the Trustees of who are not “interested persons” of the Fund or the Manager (“Independent Trustees”), approved the continuance of the Management Agreement between the Fund and the Manager with respect to the Fund on March 27, 2008.

In evaluating the Management Agreement, the Board considered a variety of information relating to the Fund and the Manager, in response to a request for information made by counsel to the Fund. The Independent Trustees were provided, in advance of the March 27, 2008 Board meeting, the Manager’s response to a request for information from Fund counsel, which included information regarding various services provided to the Fund by the Manager. The Manager reviewed with the Board members the Manager’s response to Fund counsel’s request for information, including, among other things, information regarding the Manager’s personnel, the Manager’s revenue and cost of providing services to the Fund, and information concerning the Fund’s investment performance, expenses and fees in comparison to similar investment vehicles. The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuance of the Management Agreement. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and also met in private sessions with their independent legal counsel at which no representatives of management were present.

In the course of their deliberations regarding the Management Agreement, the Trustees considered the following factors, among other things: the nature, extent and quality of the services provided by the Manager including the personnel providing such services; the Manager’s financial condition; the level of and method used by the Manager in computing the Fund’s Management Fee; comparative performance, fee and expense information for the Fund; the profitability of the Fund to the Manager; the direct and indirect benefits, if any, derived by the Manager from the relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the Manager’s compliance programs and policies; the Manager’s performance of substantially similar duties for other investment vehicles; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel, including, among other things, biographical information on the Manager’s supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account similar information provided periodically throughout the previous year by the Manager as well as the Trustees’ familiarity with the Manager’s senior management through Board meetings, discussions and other reports. The Manager’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund under the Management Agreement.

In considering the Fund’s performance, the Trustees noted that they reviewed on a regular basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the continuance of the Management Agreement. The Trustees noted that the Fund had, for the calendar year ended December 31, 2007, outperformed several benchmarks on a gross return basis.

The Trustees noted that, although relevant comparative data is difficult to compile, the Manager provided the Trustees with information regarding management and administrative fees for a sample of other registered investment companies that use a hedge-fund-of-funds investment strategy. The Trustees further noted that the management, incentive and administrative fees payable to the Manager by the Fund are comparable to the fees paid by such other similar hedge fund of funds. In addition, the Trustees noted that the management and incentive fees payable by the Fund to the Manager are comparable to the fees that the Manager charges to its private fund clients with similar alternative investment strategies. Also, the Trustees noted that the Manager is not yet making a profit from its operations with respect to the Fund as the Manager has been waiving its fees and reimbursing the Fund for

AIG STRATEGIC HEDGE FUND OF FUNDS

SUPPLEMENTAL INFORMATION — (Continued)
(Unaudited)

expenses pursuant to an expense limitation agreement with the Fund. Finally, the Trustees noted that the Fund’s assets are not yet sufficient to expect economies of scale to be present.

In approving the continuance of the Management Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to various factors considered.

Conclusions

The Trustees reached the following conclusions regarding the Management Agreement, among others: (a) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (b) the Manager maintains appropriate compliance programs; and (c) the Fund’s management expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager. Based on their conclusions, the Trustees determined that continuance of the Management Agreement would be in the interests of the Fund and its shareholders.

Trustees and Officers

Information pertaining to the Trustees and Officers of the Fund is set forth below. The Private Placement Memorandum (PPM) includes additional information about the trustees and is available without charge, upon request, by calling AIG Investments1 at 212-770-9135. The address of the trustees and officers of the Fund is 277 Park Avenue, 42nd floor, New York, New York 10172.

INDEPENDENT TRUSTEES

				Other
				Trusteeships/
			Number of	Directorships
			Portfolios in	Held by
Name, Address,			Fund Complex	Trustee
Age and Position(s)	Term of Office and Length of Time	Principal Occupation(s)	Overseen by	Outside Fund
with Fund	Served(1)	During Past 5 Years	Director	Company

William F. Devin Age: 69 Trustee	Trustee since Fund’s inception.	Retired	1	None
Darlene T. DeRemer Age: 52 Trustee	Trustee since Fund’s inception.	Partner for Grail Partners from February 2005 to present. Managing director for Putnam Lovell NBF (investment banking) from January 2004 to February 2005. Formerly, executive managing director for NewRiver, Inc. from March 2000 to January 2004. Partner of DeRemer & Associates (consulting) from October 1987 to March 2000.	1	None
Eileen L. Moy Age: 56 Trustee	Trustee since July 19, 2004.	Managing director, and chief operating officer of the Global Treasury division, of JPMorgan Chase Bank, from 1996 until retirement in May 2003.	1	None

1 AIG Investments, which includes the Manager, comprises a group of international companies that provide investment advice and market asset management products and services to clients around the world.

AIG STRATEGIC HEDGE FUND OF FUNDS

SUPPLEMENTAL INFORMATION — (Continued)
(Unaudited)

INTERESTED TRUSTEE

Other
Trusteeships/
			Number of	Directorships
			Portfolios in	Held by
Name, Address,	Term of Office and		Fund Complex	Trustee
Age and Position(s)	Length of Time	Principal Occupation(s)	Overseen by	Outside Fund
with Fund	Served(1)	During Past 5 Years	Director	Company

Steven Guterman Age: 54 Trustee	Trustee since Fund’s inception.	Senior Managing Director, Head of Business Development for AIG Investments from August 2001 to present. Formerly, Executive Vice President and Head of Institutional Asset Management for American General Investment Management from June 1998 to August 2001.	1	Mr. Guterman serves on the board of AIG Global Investment Fund Management Ltd., a foreign company.

OFFICER(S) WHO ARE NOT TRUSTEES

Term of Office
	Position(s)	and Length of the
Name and Age	Held with Fund	Time Served(1)	Principal Occupation(s) During Past 5 Years

Robert Discolo Age: 46	President and Principal Executive Officer	Officer since Fund’s inception	Managing Director (Alternative Investment) for AIG Investments. Previously, vice president for AIG Investments. Formerly, vice president for Paine Webber Inc., Bank Julius Baer, and Merrill Lynch & Co. and president of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund.
Joseph Heitmann Age: 37	Treasurer and Principal Financial Officer	Officer since March 2008.	Vice President, Senior Controller in Finance and Controller of AIG Investments. Previously with Morgan Stanley and BISYS as Vice President in Alternative Investment Services.
Paul Citardi Age: 37	Secretary	Officer since September 2005 (Assistant Secretary from September 2005 to September 2007; Secretary since September 2007)	Assistant General Counsel for AIG Investments from June 2004 to present. Previously, associate in Financial Services Group of Katten Muchin Rosenman LLP (formerly, Katten Muchin Zavis Rosenman) from November 2002 to June 2004 and associate in Business Practice Group of Testa, Hurwitz & Thibeault LLP from September 1996 to September 2002.

AIG STRATEGIC HEDGE FUND OF FUNDS

SUPPLEMENTAL INFORMATION — (Continued)
(Unaudited)

Term of Office
	Position(s)	and Length of the
Name and Age	Held with Fund	Time Served(1)	Principal Occupation(s) During Past 5 Years

Sean E. Kreiger Age: 34	Assistant Secretary	Officer since December 2006	Assistant General Counsel for AIG Investments from June 2006 to present. Previously, associate at Kirkpatrick & Lockhart Nicholson Graham LLP from May 2004 to May 2006 and attorney with the Securities and Exchange Commission from July 2000 to May 2004.
Julianne Recine Age: 35	Vice President	Officer since September 2005	Vice President, Head of Operational Due Diligence, Hedge Funds Strategies Group. Previously, Vice President at EnTrust Capital Inc.
Walter Josiah Age: 47	Vice President	Officer since December 2004	President of AIG Equity Sales Corp. for AIG Investments from September 2000 to present. Previously, with Kidder, Peabody & Co. for seven years with their Mutual Funds group.
Joseph Hartswell Age: 29	Chief Compliance Officer	Officer since April 2006	Vice President, Compliance, for AIG Investments. Previously, an Examiner with the U.S. Securities and Exchange Commission from July 2000 to September 2005.
Jeffrey Haywood Age: 30	Anti-Money Laundering Officer	Officer since September 2006	Vice President, Compliance, for AIG Investments. Previously with NASD in the Member Regulation group from August 1999 through January 2005.

(1)	For Trustees, their terms are for the duration of the term of the Fund, unless his or her status as a Trustee shall be sooner terminated by death, adjudicated incompetent, voluntary withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Trustees or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

Fundamental Periodic Repurchase Policy

The Fund is an “interval fund” that offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), on a quarterly basis (the Fund commenced repurchases in September 2005). The Fund has adopted share repurchase policies as fundamental policies. This means the policies may not be changed without the vote of the majority of Shareholders. These policies provide that beginning in September 2005, and thereafter on a quarterly basis in the months of March, June, September and December, the Fund will offer to repurchase a designated percentage of the outstanding shares from Shareholders (“Repurchase Offers”).

At the beginning of each Repurchase Offer, the Fund will send Shareholders a written notification about the Repurchase Offer, explaining how they may request that the Fund repurchase their Fund shares and the deadline for Shareholders to submit their repurchase requests (“Repurchase Request Deadline”), which is the date the Repurchase Offer ends. The time between the sending of the notification to the Shareholders and the Repurchase Request Deadline may vary from no more than six weeks to no less than three weeks. The Repurchase Request Deadline will occur during the months of March, June, September and December, respectively. The repurchase price of the shares will be the net asset value as of the close of the NYSE (4:00 p.m. Eastern time) on the date on

AIG STRATEGIC HEDGE FUND OF FUNDS

SUPPLEMENTAL INFORMATION — (Continued)
(Unaudited)

which the repurchase price of the shares will be determined (“Repurchase Pricing Date”). The Repurchase Pricing Date may occur no later than the fourteenth day after the Repurchase Request Deadline or the next business day if the fourteenth day is not a business day. Within such fourteen-day period, the Fund may use an earlier Repurchase Pricing Date under certain circumstances.

An early repurchase fee equal to 2% of the value of the shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of the repurchase is within one year following the date of the Shareholder’s initial investment in the Fund. If applicable, the early repurchase fee will be deducted before payment of the proceeds of a repurchase.

Automatic Dividend Reinvestment Plan

Pursuant to the automatic dividend reinvestment plan (“DRIP”), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash. Each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP, unless such Shareholder specifically elects to receive all dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45 day period. A Shareholder whose shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf.

A Shareholder may elect to:

•	reinvest both dividends and capital gain distributions;

•	receive dividends in cash and reinvest capital gain distributions; or

•	receive both dividends and capital gain distributions in cash.

Generally, for U.S. federal income tax purposes, Shareholders receiving shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their net asset value determined on the next valuation date following the ex-dividend date. There is no placement fee or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time.

I.	Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed or copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.	Proxy Voting

The Fund waives its voting rights with respect to its investments in Portfolio Funds and accordingly does not vote any proxies. A description of the applicable policies and procedures that the Fund uses is available without charge upon request by calling AIG Investments at 212-770-5371 and on the SEC’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

During the period covered by this report, there were no amendments to a provision of the code of ethics enumerated in paragraph (b) of this Item 2.

During the period covered by this report, no implicit or explicit waivers from a provision of the code of ethics enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Eileen Moy, a member of the Registrant’s Board of Trustees and Audit Committee, is qualified to serve as an audit committee financial expert. Moy is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years 2007 and 2008 were $41,000 and $44,100, respectively. Such audit fees include fees associated with the annual audit and fees for providing a report in connection with the registrant’s report on Form N-SAR.

Audit-Related Fees

(b) There were no aggregate fees billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees

(c) The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for 2007 and 2008 were $12,000 and $0, respectively. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees

(d) The aggregate fees billed in the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for 2007 and 2008 were $0 and $0, respectively. Other fees include out-of-pocket expenses incurred by the principal accountant while performing the annual audit.

(e) (1) The Audit Committee’s Pre-Approval Policies and Procedures are summarized below.

The Registrant’s Audit Committee Charter requires the Audit Committee to review and approve in advance: 1) any and all proposals by management, the investment adviser, or the independent auditors that the Registrant, the investment adviser or their affiliated persons employ the independent auditors to render audit services to the Registrant, including review of the arrangements for, procedures to be utilized, and the scope of the annual audit and any special audits, 2) any and all proposals under which the independent auditors would provide “permissible non-audit services” to the Registrant or to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is sub-contracted or overseen by the investment adviser) or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant

1

if those permissible non-audit services relate directly to the operations and financial reporting of the Registrant. The Audit Committee may appoint one or more of its members to act as its delegate in pre-approving audit and/or any permissible non-audit services. “Permissible non-audit services,” include any professional services, including tax services, provided to the Registrant by the independent auditor, other than those provided in connection with an audit or review of the financial statements of the Registrant.

(e) (2) The percentage of services described in each of the paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. The audit committee approved 100% of the services described in paragraphs (b) through (d).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) There were no aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant.

(h) The Registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such services prior to the Registrant’s inception is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable. Registrant has included its Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund’s Proxy Voting Policies and Procedures appear below.

The Fund’s Proxy Voting Policies and Procedures appear below.

AIG Strategic Hedge Fund of Funds
(the “Fund”)
PROXY VOTING POLICIES AND PROCEDURES

I.	Statement of Principle

The Fund seeks to comply with the laws while acting in the best interests of the Fund shareholders and have accordingly adopted these proxy voting policies and procedures.

II.	Hedge Fund of Funds

The Fund may invest all or some portion of its assets in the securities issued by privately placed investment vehicles (“Portfolio Funds”). The Fund may receive notices from a Portfolio Fund seeking the vote of its

2

shareholders for various matters, including material changes to the rights of its shareholders or to the structure of the securities issued by the Portfolio Fund or the material terms of the Portfolio Fund’s constituent documents.

III. Waiver of Voting Rights

In order to enable the Fund to have the broadest universe of Portfolio Funds in which to invest in light of (1) the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and the (2) investment decisions that may be made by AIG Global Investment Corp. (“AIGGIC”) for the Fund and AIGGIC’s other clients, the Board has determined that it is in the best interest of the Fund and its shareholders to irrevocably waive any voting rights that the Fund may have in any securities issued by Portfolio Funds so that such securities will not be considered to be “voting securities” held by the Fund or AIGGIC for purposes of the 1940 Act and the rules and regulations thereunder.

IV.	Operating Procedures

In order to implement the policies described above, the Fund will adhere to the following procedures:

1 Effective as of the subscription date for the shares of any Portfolio Fund in which the Fund invests, AIGGIC will by written notice to and/or agreement with each Portfolio Fund irrevocably waive the Fund’s voting rights attributable to shares of any Portfolio Fund held by the Fund now or in the future. In particular, such waivers shall be deemed to constitute a consent to any future changes to the structure of the securities issued by the Portfolio Fund or changes to material terms of the Portfolio Fund’s constituent documents.

2. The Fund’s policies with respect to its waiver of voting rights regarding shares of Portfolio Funds held by the Fund will be disclosed in its offering materials to potential clients, including in particular the disclosure of any potential adverse consequences of such waiver of voting rights by the Fund.

3. Notwithstanding the waiver of such voting rights, AIGGIC will request that each Portfolio Fund promptly inform AIGGIC of any future vote or consent of shareholders of the Portfolio Fund.

4. AIGGIC’s Legal and Compliance staff will maintain, for the benefit of the Fund, all documentation with respect to voting waivers provided by AIGGIC to Portfolio Funds.

Adopted May 5, 2004, as amended September 28, 2006.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

PORTFOLIO MANAGER DISCLOSURE

I.	List of Portfolio Managers and Biographical Information

The following individuals at the Sub-Adviser have primary responsibility for managing the Fund.

Robert Discolo, CFA, is a Managing Director, Alternative Investments and Head of the Hedge Fund Strategies Group. Mr. Discolo joined AIGGIC in 1999. Mr. Discolo, who is also a member of AIGGIC’s Hedge Fund Investment Selection and Asset and Strategy Allocation Committees, has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds. Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients. Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund. Mr. Discolo received a BS in accounting from St. John’s University and an MBA from the Lubin School of Business at Pace University. He holds Series 7 and Series 24 licenses and he is a CFA and

3

CAIA charterholder. Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and NY State Society of Security Analysts.

Eileen Casey, CFA, CPA, is a Managing Director and Head of Hedge Fund Research, Hedge Fund Strategies Group. Ms. Casey joined AIGGIC in 1998, bringing with her over eight years of experience in accounting and investment management. She is responsible for coordinating portfolio manager research for the Hedge Fund Strategies Group, monitoring existing investments and making recommendations for investments to the Investment Selection Committee for portfolio construction. Ms. Casey is also involved in all aspects of the investment process including sourcing new managers, manager due diligence, risk management and portfolio construction. Previously, Ms. Casey was at Fischer, Francis, Trees & Watts, Inc. as the manager of their Client Services Group. Prior to that, she was with Neuberger & Berman and Arthur Andersen & Co. Ms. Casey is a CFA charterholder and also a CPA. She received a BS in Accounting and Finance from Fairfield University.

Vinti Khanna is a Managing Director, Hedge Fund Strategies Group. Ms. Khanna joined AIGGIC in 2002. She is the Assistant Director of Hedge Fund Research, with asset management experience since 1997. She is responsible for manager research, portfolio monitoring and structuring, and making investment recommendations to the Investment Selection Committee. Before joining AIGGIC, she was an Associate at Goldman Sachs Princeton, The Hedge Fund Strategies Group, from 1999 to 2002. Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding. From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America. Ms. Khanna received a BA from the University of Delhi, India and an MBA from SDA Bocconi in Milan, Italy. Ms. Khanna holds Series 7 and Series 63 licenses.

II.	Conflicts of Interest Disclosure

AIG Global Investment Corp. (“AIGGIC”) aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC’s Code of Ethics. Furthermore, AIGGIC’s management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager’s accounts.

III. Compensation Disclosure

Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager’s individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager’s funds; (2) 20% is based on AIGGIC’s profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures.

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IV.	Other Accounts Managed by the Portfolio Managers

The following table indicates the type (Registered Investment Company (“RIC”), Other Pooled Investments (“OPI”), and Other Accounts (“OA”)), number of accounts, and total assets of the accounts for which each Portfolio Manager had day-to-day responsibilities as of March 31, 2008. Please note that two Registered Investment Companies and 27 Other Pooled Investments accounts are subject to performance-based fees (*).

		No. of Accounts	Market Value

Robert Discolo	RIC	3	$361,743,494
	performance fee*	2	$129,937,097
	OPI*	29	$5,404,941,553
	performance fee*	27	$5,346,655,294
	OA	5	$3,116,728,783
Eileen Casey	RIC	3	$361,743,494
	performance fee*	2	$129,937,097
	OPI*	29	$5,404,941,553
	performance fee*	27	$5,346,655,294
	OA	5	$3,116,728,783
Vinti Khanna	RIC	3	$361,743,494
	performance fee*	2	$129,937,097
	OPI*	29	$5,404,941,553
	performance fee*	27	$5,346,655,294
	OA	5	$3,116,728,783

V.	Holdings

None of the AIGGIC portfolio managers listed under Section I above own shares of the Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (“Disclosure Controls”), as of a date within 90 days prior to the filing date (“Filing Date”) of this Form N-CSR (“Report”) Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

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(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the 1940 Act are furnishes herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Strategic Hedge Fund of Funds
(Registrant)

By (Signature and Title)	/s/ Robert Discolo Robert Discolo, President and Principal Executive Officer

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Discolo Robert Discolo, President and Principal Executive Officer
Date: June 6, 2008

By (Signature and Title)	/s/ Joseph Heitmann Joseph Heitmann, Treasurer and Principal Financial Officer
Date: June 6, 2008

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